Goodwill and intangible assets - Narrative (Details) - business_group	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Number of business groups	5
Cash flow projection period		5 years
Group's strategic plan, period		3 years
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	7.40%	8.40%
Top of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period of finite-life intangible assets		ten
Pre-tax discount rate	11.80%	20.00%